Expenses by nature	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Expenses by nature
15	Expenses by nature

Mining costs include mine production costs, milling and transport costs, royalty expenses, site administration costs but not the primary mine development costs which are capitalized and depreciated over the specific useful life or reserves related to that development and ore included in depreciation and amortization. The mining costs for the years ended December 31, 2018 and 2017 relate to the Yauricocha, Bolivar and Cusi Mines.

(a)	Mining costs

	2018	2017
	$	$
Employee compensation and benefits	27,458	23,046
Third party and contractors costs	46,599	43,041
Depreciation	31,409	58,175
Consumables	34,655	27,659
Changes in inventory and other	6,468	7,233
	146,589	159,154

(b)	General and administrative expenses

	2018	2017
	$	$
Salaries and benefits	7,333	6,405
Consulting and professional fees	3,987	6,583
Other	1,462	1,581
Office expenses	1,507	1,604
Marketing and communication expenses	805	925
Share-based compensation expense	1,542	1,162
Listing and filing fees	344	390
Director expenses	1,312	1,168
Travelling expense	627	521
	18,919	20,339